RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($)			1 Months Ended			12 Months Ended
	Nov. 30, 2021	May 31, 2021	Jul. 31, 2021	Sep. 30, 2016	Jan. 31, 2014	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Total assets						$ 515,796,000	$ 510,284,000
Commission fess percent						1.00%
Percentage of interests to be held to nominate one director						5.00%
Management fees						$ 0	7,964,000
Dilution Agreement to approve program spending					$ 10,000,000	$ 15,000,000
Funding Percentage Rate						100.00%
UPC
RELATED PARTY TRANSACTIONS
Base fee						$ 400,000
Variable fee percentage						0.30%
Total assets						$ 100,000,000
Total assets including fees						500,000,000
Termination fee
RELATED PARTY TRANSACTIONS
Management fees			$ 5,848,000			$ 0	$ 5,848,000
Waterbury Lake Uranium LP
RELATED PARTY TRANSACTIONS
Voting interest percentage				75.00%		75.00%	75.00%
Mineral property assets						$ 363,000
Ownership interest						67.41%	66.90%
Denison Waterbury Corp
RELATED PARTY TRANSACTIONS
Ownership interest	67.41%	66.90%					60.00%
KWULP
RELATED PARTY TRANSACTIONS
Ownership interest							40.00%
KWULP Limited Partner | Bottom of range [Member]
RELATED PARTY TRANSACTIONS
Ownership interest							32.57%
KWULP Limited Partner | Top of range [Member]
RELATED PARTY TRANSACTIONS
Ownership interest							67.41%
WLUC
RELATED PARTY TRANSACTIONS
Ownership interest							0.02%
WLUC | UPC
RELATED PARTY TRANSACTIONS
Commission fess percent						0.20%